Other Long-Term Assets - Schedule of Other Long-Term Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Long-term prepayments, contracts and other	$ 419	$ 313
Prepaid cost of service tolls	229	166
Long-term inventory	291	204
Risk management	0	13
Other assets	939	696
Less: current portion	70	76
Other long-term assets	$ 869	$ 620